Financial instruments (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments [Line Items]
Realized gain on sale of securities	$ 766	$ 221	$ 469
Realized loss on sale of securities	(517)	(577)	(106)
Net (loss) gain on sale of securities at fair value through other comprehensive income	$ 249	$ (356)	$ 363